9. STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' equity (Note 9)
STOCKHOLDERS' EQUITY

Common Stock

The Company is authorized to issue up to 190,000,000 shares of common stock (par value $0.0001). As of June 30, 2015 and December 31, 2014, the Company had 35,141,166 and 33,419,166 shares of common stock issued and outstanding, respectively.

On January 28, 2015, we commenced an offering whereby the Company intends to sell up to 12 million shares of its restricted common stock in a private placement to accredited investors at a price per share of $2.00 (the “Offering”). The issuance of the shares in connection with the Offering was exempt from registration under the Securities Act of 1933, as amended (the “Act”), in reliance on exemptions from the registration requirements of the Act in transactions not involved in a public offering pursuant to Rule 506(b) of Regulation D, as promulgated by the SEC under the Act. As of June 30, 2015, the Company sold an aggregate of 1,260,000 shares of its restricted common stock pursuant to the Offering to 27 investors for an aggregate purchase price of $2,520,000. On January 2, 2015, 250,000 shares of the Company’s common stock were issued at a price of $2.36 per share, the Company’s closing price for common stock on the previous trading day, for a total consideration of $590,000, for compensation to an officer of the Company. In addition, on March 10, 2015, the Company issued 30,000 shares of common stock at a price of $2.92 per share, the Company’s closing price for common stock on such date, for a total consideration of $87,600, in connection with retaining an investment bank to assist in capital raising efforts. On May 4, 2015, the Company issued 125,000 shares of common stock at a price of $1.91 per share, the Company’s closing price for common stock on the previous trading day, for total consideration of $238,750, in connection with services provided by two individuals affiliated with a distribution vendor located in Europe. On June 23, 2015, the Company issued 25,000 and 32,500 shares of common stock at a price of $1.22 per share, for a total consideration of $30,500 and $39,650, respectively, to a member of the Company’s Board of Directors for services provided, and to a company assisting us with investor relations, respectively.

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of $.0001 par value preferred stock with designations, rights and preferences to be determined from time to time by the Board of Directors of the Company. Each such series or class shall have voting powers, if any, and such preferences and/or other special rights, with such qualifications, limitations or restrictions of such preferences and/or rights as shall be stated in the resolution or resolutions providing for the issuance of such series or class of shares of preferred stock. As of June 30, 2015 and December 31, 2014 there was no preferred stock issued and outstanding.

Options/Warrants

On July 23, 2014, Company stockholders approved the Amended and Restated Equity Incentive Plan (the “Amended 2013 Plan”), which provides for the granting of stock options, restricted stock awards, restricted stock units, stock bonus awards and performance-based awards. This plan serves as the successor to the 2013 Equity Incentive Plan (Note 10).

Common Stock

The Company is authorized to issue up to 190,000,000 shares of common stock (par value $0.0001). As of December 31, 2014 and 2013, the Company had 33,419,166 and 15,580,000 shares of common stock issued and outstanding, respectively. During 2014, the Company issued 8,039,166 shares of its common stock, of which 7,500 shares related to an employment agreement and 8,031,666 were pursuant to a private placement offering. The Company had received payment of $175,000 toward the purchase of these shares at December 31, 2013. In addition, during 2014, 10,000,000 shares of the Company’s common stock were issued for a debt conversion (Note 8); and, 300,000 shares were issued on October 31, 2014 at a price of $2.82 per share, the Company’s closing price for common stock, for compensation to directors and officers.

The Company issued a total of 7,500 and 5,000 shares of common stock under an employment agreement during the years ended December 31, 2014 and 2013, respectively. The agreement terminated in December 2014 and no further grants will be awarded under this agreement.

On November 7, 2013, the Board of Directors approved the terms of an offering of up to $10 million of its restricted common stock in a private placement to accredited investors at a price of $1.00 per share. The offering was conducted pursuant to Rule 506(b) of Regulation D, as promulgated by the SEC under the Securities Act of 1933, as amended. As of December 31, 2013, the Company sold a total of 2,750,000 shares under the offering and received net proceeds of $2,731,423. As of December 31, 2013, $175,000 was received for 175,000 shares that were issued subsequent to year end.

On January 28, 2015, we commenced an offering whereby the Company intends to sell up to 12 million shares of its restricted common stock in a private placement to accredited investors at a price per share of $2.00 (the “Offering”). The issuance of the shares in connection with the Offering was exempt from registration under the Securities Act of 1933, as amended (the “Act”), in reliance on exemptions from the registration requirement of the Act in transaction not involve in a public offering pursuant to Rule 506(b) of Regulation D, as Promulgated by the Securities and Exchange Commission under the Act.

As of March 31, 2015, the Company sold an aggregate of 1,260,000 shares of its restricted common stock pursuant to the Offering to 27 investors for an aggregate purchase price of $2,520,000.

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of $.0001 par value preferred stock with designations, rights and preferences to be determined from time to time by the Board. Each such series or class shall have voting powers, if any, and such preferences and/or other special rights, with such qualifications, limitations or restrictions of such preferences and/or rights as shall be stated in the resolution or resolutions providing for the issuance of such series or class of shares of preferred stock. As of December 31, 2014 and 2013 there is no preferred stock issued and outstanding.

Options/Warrants

On July 23, 2014, Company shareholders approved the Amended and Restated Equity Incentive Plan, which provides for the granting of stock options, restricted stock awards, restricted stock units, stock bonus awards and performance-based awards. This plan serves as the successor to the 2013 Equity Incentive Plan (Note 10).